Public Offering	6 Months Ended
Jun. 30, 2026
Public Offering
Public Offering

Note 3 — Public Offering

Pursuant to the Initial Public Offering on February 9, 2026, the Company sold 17,250,000 units at a price of $10.00 per Unit, which includes a full exercise of the underwriters’ over-allotment option. Each Unit consists of one Class A Ordinary Share (such Class A Ordinary Shares included in the Units being offered, the “Public Shares”), one-half of one redeemable warrant (“Public Warrants”), and one right to receive one-fifth (1/5) of a Class A ordinary share (each, a “Public Share Right”) upon the consummation of an initial Business Combination (see Note 7).